Borrowing Arrangements 1 (Details) - USD ($)	1 Months Ended		3 Months Ended		9 Months Ended		12 Months Ended
	Feb. 28, 2022	Apr. 30, 2021	Oct. 01, 2023	Sep. 30, 2022	Oct. 01, 2023	Sep. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Borrowing Arrangements [Line Items]
Total Principal amount	$ 500,000	$ 500,000			$ 100,000					$ 100,000
Percentage of accured interest		3.00%			6.00%		6.00%
Percentage of equity financing			80.00%		80.00%		80.00%
Initial fair value					$ 100,000		$ 100,000
Redeemable convertible preferred stock (in Shares)					62,500		62,500
Other income expense					$ 100,000		$ 100,000
Embedded derivative liabilities unrealized gains losses								$ 366,000
Expense					0
Remaining balance							0
Notes Payable							$ 18,944,000
Common stock outstanding (in Shares)			45,312,243		45,312,243		19,932,429	9,806,143
Interest expense			$ 30,700,000
Convertible Debt							$ 18,944,000	$ 8,710,000
Series D Preferred Stock [Member]
Borrowing Arrangements [Line Items]
Remaining balance							0
2020 Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Total Principal amount					$ 3,800,000		$ 3,800,000
Percentage of accured interest					2.00%		2.00%
Percentage of equity financing			80.00%		80.00%		80.00%
Initial fair value					$ 500,000		$ 500,000
Weighted-average effective interest rate			25.60%		25.60%		25.60%
Other income expense					$ 900,000		$ 900,000
Expense			$ 0	$ 0	0	$ 0
Remaining balance			$ 0		$ 0		$ 0
Convertible per share (in Dollars per share)							$ 0.75
2020 Convertible Notes [Member] | Maximum [Member]
Borrowing Arrangements [Line Items]
Embedded derivative liabilities unrealized gains losses							$ 0	100,000	$ 100,000
2020 Convertible Notes [Member] | Series D Preferred Stock [Member]
Borrowing Arrangements [Line Items]
Redeemable convertible preferred stock (in Shares)					785,799		785,799
2021-A Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Total Principal amount					$ 4,300,000		$ 4,300,000
Percentage of accured interest					2.00%		2.00%
Percentage of equity financing			80.00%		80.00%		80.00%
Initial fair value					$ 0.6		$ 600,000
Weighted-average effective interest rate			18.10%		18.10%		18.10%
Redeemable convertible preferred stock (in Shares)					869,640		869,640
Other income expense							$ 200,000
Other expense					$ 800,000		800,000
Additional convertible note							$ 500,000
Due and payable amount							3.00%
2021-A Convertible Notes [Member] | Tranche One [Member]
Borrowing Arrangements [Line Items]
Notes Payable							$ 0	500,000
2021-A Convertible Notes [Member] | Tranche Two [Member]
Borrowing Arrangements [Line Items]
Notes Payable								$ 2,000,000
Debt Instrument, Unamortized Discount							$ 0
2022 Convertible Notes [Member]
Borrowing Arrangements [Line Items]
Percentage of accured interest					5.00%		5.00%
Initial fair value					$ 6,700,000		$ 6,700,000
Convertible per share (in Dollars per share)							$ 0.75
Aggregate purchase price			$ 12,000,000		12,000,000		$ 12,000,000
Additional total purchase			$ 21,300,000		$ 21,300,000
Common stock outstanding (in Shares)			5,316,460		5,316,460
Convertible debt at fair value							200,000
Interest payable on convertble debt							19,800,000
2022 Convertible Notes [Member] | Related Party [Member]
Borrowing Arrangements [Line Items]
Convertible Debt							15,500,000
2022 Convertible Notes [Member] | Nonrelated Party [Member]
Borrowing Arrangements [Line Items]
Convertible Debt							$ 3,400,000
2022 Convertible Notes [Member] | Maximum [Member]
Borrowing Arrangements [Line Items]
Interest expense					$ 700,000
2022 Convertible Notes [Member] | Minimum [Member]
Borrowing Arrangements [Line Items]
Interest expense					$ 100,000